Summary of Significant Accounting Policies (Detail) (USD $)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended							9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Jul. 27, 2012	Apr. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Item	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Exchange Agreement Senior Subordinated Notes Holders	Sep. 30, 2012 Minimum	Dec. 31, 2011 Minimum	Sep. 30, 2012 Maximum	Dec. 31, 2011 Maximum	Nov. 09, 2012 Subsequent event Exchange Agreement Magna Notes	Oct. 15, 2012 Subsequent event Forecast Exchange Agreement Magna Notes	Sep. 30, 2012 Cash Credit Risk	Dec. 31, 2011 Cash Credit Risk	Dec. 31, 2010 Cash Credit Risk	Sep. 30, 2012 Accounts receivable Credit Risk	Dec. 31, 2011 Accounts receivable Credit Risk	Sep. 30, 2012 Accounts receivable Credit Risk Two large European customers Item	Dec. 31, 2011 Accounts receivable Credit Risk Two large European customers Item	Dec. 31, 2011 Accounts receivable Credit Risk Customer One Concentration Risk [Member]	Dec. 31, 2011 Accounts receivable Credit Risk Another large European customer	Sep. 30, 2011 Total cost of goods sold Suppliers Item	Dec. 31, 2011 Total cost of goods sold Suppliers Item	Dec. 31, 2010 Total cost of goods sold Suppliers Item	Sep. 30, 2011 Total cost of goods sold Suppliers Significant supplier one	Dec. 31, 2011 Total cost of goods sold Suppliers Significant supplier one	Dec. 31, 2010 Total cost of goods sold Suppliers Significant supplier one	Sep. 30, 2011 Total cost of goods sold Suppliers Significant supplier two	Dec. 31, 2011 Total cost of goods sold Suppliers Significant supplier two	Dec. 31, 2010 Total cost of goods sold Suppliers Significant supplier two	Dec. 31, 2011 Total cost of goods sold Suppliers Significant supplier three
Summary Of Significant Accounting Policies [Line Items]
Uninsured amount							$ 3,700,000	$ 2,200,000
Unrestricted cash																200,000	3,900,000	2,400,000
Number of large European customers																					2	2
Accounts receivable balance			7,293,000		7,293,000		14,744,000	5,285,000													13,700,000		7,600,000	6,100,000
Concentration of risk (as a percent)																					74.00%		36.00%	29.00%				34.00%	33.10%	45.90%	27.60%	27.50%	23.20%	10.80%
Agreed upon payment terms from receipt of goods																					90 days	90 days
Allowance for doubtful accounts			10,500,000		10,500,000		5,400,000	66,000.0											10,500,000	5,400,000
Number of significant suppliers																									2	3	2
Net Loss			(9,968,000)	(3,588,000)	(16,275,000)	(7,725,000)	(14,002,000)	(7,489,000)
Accumulated Deficit			(73,210,000)		(73,210,000)		(56,935,000)	(42,933,000)
Restricted Cash			43,000		43,000		43,000	43,000
Estimated useful lives of assets										5 years	5 years	7 years	7 years
Estimated life										5 years	5 years	15 years	15 years
Number of subsidiaries of wholly-owned subsidiary					2
Federally insured limits							250,000
Aggregate principal amount of debt instrument															4,600,000
Value of Notes and accrued interest									2,500,000
Number of shares of common stock into which notes are convertible									1
Conversion price (in dollars per share)									$ 1.00
Shares Issued in settlement of outstanding accounts payable balances to an institutional investor					6,375,000
Value of outstanding accounts payable for which common stock is issued					1,300,000
Number of common stock shares issued		1,000,000			1,000,000			2,137,642						2,100,000
Common stock price per share (in dollars per share)					$ 0.50
Gross proceeds from issuance of common stock					500,000
Unsecured short-term convertible debt			600,000		600,000
Additional availability under unsecured short-term convertible debt			600,000		600,000
Restocking charges					300,000
Value of unused containers of product held by Colortec	1,800,000
Minimum period of foreseeable demand for assessing recoverability of inventory					6 months
Maximum period of foreseeable demand for assessing recoverability of inventory					12 months
Minimum period for considering any quantity of inventory to be excessive					3 years
Total derivatives			$ 344,000		$ 344,000